VictoryShares WestEnd U.S. Sector ETF Expense Example - VictoryShares WestEnd U.S. Sector ETF - VictoryShares WestEnd U.S. Sector ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	271
Expense Example, with Redemption, 10 Years	$ 613